UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

                      THE ADVISORS' INNER CIRCLE FUND






                               [LOGO OMITTED]
                                    LSV
                       CONSERVATIVE VALUE EQUITY FUND






                     SEMI-ANNUAL REPORT TO SHAREHOLDERS
                               APRIL 30, 2007




                    THIS INFORMATION MUST BE PRECEDED OR
                    ACCOMPANIED BY A CURRENT PROSPECTUS.
               INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                             BEFORE INVESTING.

April 30, 2007                                                       (Unaudited)


SECTOR WEIGHTINGS+:

[BAR CHART OMITTED]
35.7%    Financials
15.9%    Energy
 7.7%    Industrial
 7.7%    Consumer Discretionary
 6.9%    Healthcare
 6.5%    Utilities
 5.3%    Materials
 4.9%    Consumer Staples
 4.8%    Telecommunications
 4.1%    Information Technology
 0.5%    Repurchase Agreement

+ Percentages are based on total investments.


SCHEDULE OF INVESTMENTS
LSV CONSERVATIVE VALUE                                       Value
EQUITY FUND                                    Shares        (000)
------------------------------------------------------------------
COMMON STOCK (99.4%)
AEROSPACE & DEFENSE (0.7%)
   Northrop Grumman                             1,600     $   118
                                                          -------
AIR CONDITIONING AND HEATING (0.3%)
   Lennox International                         1,500          51
                                                          -------
AIRCRAFT (1.3%)
   Honeywell International                      2,400         130
   Lockheed Martin                                800          77
                                                          -------
                                                              207
                                                          -------
APPAREL MANUFACTURING (0.2%)
   Liz Claiborne                                  600          27
                                                          -------
AUTOMOTIVE (0.4%)
   General Motors                               2,200          69
                                                          -------
AUTOPARTS (0.3%)
   TRW Automotive Holdings*                     1,500          56
                                                          -------
BANKS (12.0%)
   Bank of America                             12,100         616
   Comerica                                     1,300          81
   JPMorgan Chase                               9,600         500
   Keycorp                                      1,400          50
   National City                                1,900          69
   Regions Financial                            3,600         126
   UnionBanCal                                  1,000          61
   US Bancorp                                   6,500         223
   Wachovia                                     1,900         106
   Washington Mutual                            2,400         101
                                                          -------
                                                            1,933
                                                          -------


                                                            Value
                                               Shares       (000)
-----------------------------------------------------------------
BEAUTY PRODUCTS (1.3%)
   Procter & Gamble                             3,200     $   206
                                                          -------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.5%)
   CBS                                          2,500          79
                                                          -------
BUILDING & CONSTRUCTION (0.4%)
   KB Home                                        400          18
   Masco                                        2,000          54
                                                          -------
                                                               72
                                                          -------
CHEMICALS (1.7%)
   Dow Chemical                                 2,500         111
   EI Du Pont de Nemours                        1,300          64
   Lyondell Chemical                              600          19
   PPG Industries                               1,100          81
                                                          -------
                                                              275
                                                          -------
COMMUNICATIONS EQUIPMENT (0.5%)
   L-3 Communications                             900          81
                                                          -------
COMPUTERS & SERVICES (2.4%)
   Applied Materials                            2,900          56
   Computer Sciences*                             800          44
   Hewlett-Packard                              4,000         169
   International Business Machines              1,100         112
                                                          -------
                                                              381
                                                          -------
CONSUMER PRODUCTS (0.5%)
   Mattel                                       2,800          79
                                                          -------
DIVERSIFIED MANUFACTURING (0.2%)
   Teleflex                                       500          36
                                                          -------
ELECTRICAL SERVICES (6.1%)
   American Electric Power                      2,200         110
   Edison International                         1,100          58
   FirstEnergy                                  1,800         123
   NiSource                                     2,900          71
   OGE Energy                                     900          35
   Pepco Holdings                               2,300          68
   PG&E                                         1,100          56
   Pinnacle West Capital                        1,400          68
   Progress Energy                              1,700          86
   Puget Energy                                 1,500          39
   SCANA                                        1,300          57
   TECO Energy                                  2,200          39
   TXU                                            600          39
   Westar Energy                                2,000          54
   Xcel Energy                                  3,200          77
                                                          -------
                                                              980
                                                          -------
ELECTRONICS MANUFACTURING (1.6%)
   General Electric                             6,900         254
                                                          -------
ENTERTAINMENT (0.1%)
   Walt Disney                                    500          18
                                                          -------



  The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
April 30, 2007                                                       (Unaudited)


LSV CONSERVATIVE VALUE                                      Value
EQUITY FUND                                    Shares       (000)
-----------------------------------------------------------------
FINANCIAL SERVICES (9.0%)
   AG Edwards                                     900     $    65
   AmeriCredit*                                   700          18
   Bear Stearns                                   700         109
   CIT Group                                    1,400          83
   Citigroup                                   12,900         692
   Countrywide Credit Industry                  1,600          59
   Fannie Mae*                                    800          47
   Freddie Mac                                    400          26
   Goldman Sachs Group                            500         109
   Morgan Stanley                               2,900         244
                                                          -------
                                                            1,452
                                                          -------
FOOD, BEVERAGE & TOBACCO (3.1%)
   Altria Group                                 1,000          69
   Coca-Cola Enterprises                        3,300          72
   ConAgra Foods                                2,300          57
   General Mills                                1,200          72
   Kraft Foods                                    692          23
   Molson Coors Brewing, Cl B                     500          47
   Pepsi Bottling Group                         2,000          66
   Reynolds American                              700          45
   Universal                                      900          56
                                                          -------
                                                              507
                                                          -------
FORESTRY (0.4%)
   Weyerhaeuser                                   800          63
                                                          -------
GAS/NATURAL GAS (0.4%)
   AGL Resources                                1,500          65
                                                          -------
HOUSEHOLD PRODUCTS (0.6%)
   Rohm & Haas                                    800          41
   RPM International                            1,600          34
   Valspar                                        700          19
                                                          -------
                                                               94
                                                          -------
INSURANCE (10.4%)
   Allstate                                     2,800         174
   American International Group                 3,200         224
   Assurant                                     1,200          69
   Chubb                                        2,300         124
   Cigna                                          100          16
   First American                               1,200          62
   Genworth Financial                           2,600          95
   Hartford Financial Services Group            1,400         142
   Lincoln National                             1,700         121
   MBIA                                         1,100          77
   Old Republic International                     800          17
   Principal Financial Group                    1,500          95
   Prudential Financial                         1,900         180
   Reinsurance Group of America                   600          37
   Torchmark                                    1,100          75
   Travelers                                    3,200         173
                                                          -------
                                                            1,681
                                                          -------


                                                            Value
                                               Shares       (000)
-----------------------------------------------------------------
MACHINERY (1.6%)
   Black & Decker                                 700     $    63
   Caterpillar                                    700          51
   Deere                                          800          88
   Johnson Controls                               500          51
                                                          -------
                                                              253
                                                          -------
MEDICAL (0.7%)
   Johnson & Johnson                            1,900         122
                                                          -------
METAL / MINING OTHER (0.2%)
   Southern Copper                                500          40
                                                          -------
MISCELLANEOUS INDUSTRIAL (0.6%)
   Eaton                                          600          54
   Parker Hannifin                                500          46
                                                          -------
                                                              100
                                                          -------
MULTIMEDIA (1.0%)
   Time Warner                                  7,700         159
                                                          -------
NATIONAL COMMERCIAL BANKS (2.1%)
   First Horizon National                       1,700          67
   SunTrust Banks                               1,700         143
   Wells Fargo                                  3,500         126
                                                          -------
                                                              336
                                                          -------
PACKAGING (0.4%)
   Sonoco Products                              1,600          68
                                                          -------
PAPER & PAPER PRODUCTS (0.6%)
   International Paper                          2,500          94
                                                          -------
PETROLEUM & FUEL PRODUCTS (13.9%)
   Chevron                                      6,200         482
   ConocoPhillips                               5,100         354
   Exxon Mobil                                 13,200       1,048
   Marathon Oil                                 1,500         152
   Occidental Petroleum                           700          36
   Patterson-UTI Energy                         3,300          80
   Sunoco                                       1,300          98
                                                          -------
                                                            2,250
                                                          -------
PETROLEUM REFINING (1.9%)
   Devon Energy                                 1,500         109
   Hess                                           400          23
   Valero Energy                                2,600         183
                                                          -------
                                                              315
                                                          -------
PHARMACEUTICALS (6.1%)
   Merck                                        5,400         278
   Pfizer                                      20,100         532
   Watson Pharmaceuticals*                      1,200          33
   Wyeth                                        2,500         138
                                                          -------
                                                              981
                                                          -------



  The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS
April 30, 2007                                                       (Unaudited)


LSV CONSERVATIVE VALUE                                      Value
EQUITY FUND                                    Shares       (000)
-----------------------------------------------------------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (0.6%)
   Xerox*                                       5,200     $    96
                                                          -------
PRINTING & PUBLISHING (1.2%)
   Gannett                                        900          51
   Lexmark International*                       1,000          55
   RR Donnelley & Sons                          1,200          48
   Tribune                                      1,100          36
                                                          -------
                                                              190
                                                          -------
RAILROADS (0.7%)
   CSX                                            500          21
   Norfolk Southern                               800          43
   Union Pacific                                  500          57
                                                          -------
                                                              121
                                                          -------
REAL ESTATE INVESTMENT TRUSTS (1.0%)
   American Home Mortgage
      Investment                                1,000          25
   Hospitality Properties Trust                 1,400          64
   Plum Creek Timber                            1,800          71
                                                          -------
                                                              160
                                                          -------
RECREATION (0.3%)
   Polaris Industries                           1,100          56
                                                          -------
RETAIL (3.1%)
   Brinker International                        1,700          53
   CBRL Group                                     700          31
   Family Dollar Stores                         1,000          32
   Gap                                          3,500          63
   Home Depot                                   1,800          68
   Kroger                                       2,700          80
   McDonald's                                   2,100         101
   Ruby Tuesday                                 2,600          70
                                                          -------
                                                              498
                                                          -------
SECURITIES BROKERAGE/DEALERS (1.4%)
   Merrill Lynch                                2,600         235
                                                          -------
SEMI-CONDUCTORS/INSTRUMENTS (0.6%)
   Intel                                        1,600          34
   Novellus Systems*                            1,900          62
                                                          -------
                                                               96
                                                          -------
SPECIALTY CHEMICALS (0.3%)
   Sherwin-Williams                               900          57
                                                          -------
STEEL & STEEL WORKS (1.4%)
   Alcoa                                        2,800          99
   Nucor                                        1,100          70
   United States Steel                            500          51
                                                          -------
                                                              220
                                                          -------


                                           Shares/Face      Value
                                           Amount (000)     (000)
-----------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (5.0%)
   AT&T                                        11,100     $   430
   Motorola                                     1,700          30
   Verizon Communications                       9,200         351
                                                          -------
                                                              811
                                                          -------
WHOLESALE (0.3%)
   W.W. Grainger                                  500          41
                                                          -------
TOTAL COMMON STOCK
   (Cost $15,718)                                          16,083

REPURCHASE AGREEMENT (0.5%)
   Morgan Stanley
      5.000% dated 04/30/07, to be
      repurchased on 05/01/07,
      repurchase price $77,411
      (collateralized by a U.S.
      Treasury Bond, par value
      $55,956, 8.750%, 05/15/20,
      with total market value
      $78,949.)                                 $  77          77
                                                          -------
TOTAL REPURCHASE AGREEMENT
   (Cost $77)                                                  77
                                                          -------
TOTAL INVESTMENTS (99.9%)
   (Cost $15,795)                                         $16,160
                                                          =======

   PERCENTAGES ARE BASED ON NET ASSETS OF $16,170,790.
*  NON-INCOME PRODUCING SECURITY.
Cl -- Class




  The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
April 30, 2007                                                                                          (Unaudited)


                                                                                                 LSV CONSERVATIVE
                                                                                                 VALUE EQUITY FUND
-------------------------------------------------------------------------------------------------------------------
Assets:
   Investments at Value (Cost $15,795)........................................................        $  16,160
   Dividend and Interest Receivable...........................................................               14
   Other......................................................................................                3
-------------------------------------------------------------------------------------------------------------------
     Total Assets.............................................................................           16,177
-------------------------------------------------------------------------------------------------------------------
Liabilities:
   Other Accrued Expenses.....................................................................                6
-------------------------------------------------------------------------------------------------------------------
     Total Liabilities........................................................................                6
-------------------------------------------------------------------------------------------------------------------
   Net Assets.................................................................................        $  16,171
===================================================================================================================
Net Assets Consist of:
   Paid-in-Capital............................................................................        $  15,787
   Undistributed Net Investment Income .......................................................               19
   Net Unrealized Appreciation on Investments.................................................              365
-------------------------------------------------------------------------------------------------------------------
   Net Assets.................................................................................        $  16,171
===================================================================================================================

Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value).........       1,556,054(1)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share......................................        $   10.39
===================================================================================================================

(1) Shares have not been rounded.






  The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the period ended April 30, 2007                                                                     (Unaudited)


                                                                                                LSV CONSERVATIVE
                                                                                              VALUE EQUITY FUND (1)
-------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income............................................................................            $ 20
   Interest...................................................................................               2
-------------------------------------------------------------------------------------------------------------------
     Total Investment Income..................................................................              22
-------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees...................................................................               3
   Administration Fees........................................................................              --
   Trustees' Fees.............................................................................              --
   Chief Compliance Officer Fees..............................................................              --
   Transfer Agent Fees........................................................................               2
   Custodian Fees.............................................................................               1
   Registration and Filing Fees...............................................................              --
   Printing Fees..............................................................................              --
   Professional Fees..........................................................................              --
   Insurance and Other Fees...................................................................              --
-------------------------------------------------------------------------------------------------------------------
   Total Expenses.............................................................................               6
Less: Waiver of Investment Advisory Fees .....................................................              (3)
-------------------------------------------------------------------------------------------------------------------
Net Expenses..................................................................................               3
-------------------------------------------------------------------------------------------------------------------
       Net Investment Income..................................................................              19
-------------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments..............................................................              --
Net Change in Unrealized Appreciation on Investments..........................................             365
-------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments..........................................             365
-------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations..........................................            $384
===================================================================================================================

Amounts designated as "--" have been rounded to $0.

(1) Commenced operations on March 30, 2007.





  The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the period ended April 30, 2007 (Unaudited)


                                                                                         LSV CONSERVATIVE
                                                                                       VALUE EQUITY FUND (1)
                                                                                      -----------------------
                                                                                               2007
---------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income........................................................             $    19
   Net Realized Gain on Investments.............................................                  --
   Net Change in Unrealized Appreciation on Investments.........................                 365
---------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting From Operations.......................                 384
---------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued.......................................................................              15,787(2)
---------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived From Capital Share Transactions.........              15,787
---------------------------------------------------------------------------------------------------------------
       Total Increase in Net Assets.............................................              16,171
---------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period..........................................................                  --
---------------------------------------------------------------------------------------------------------------
   End of Period (including undistributed net investment income of $19).........             $16,171
===============================================================================================================
Shares Transactions:
   Issued.......................................................................               1,556(2)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions...................               1,556
===============================================================================================================

(1) Commenced operations on March 30, 2007.
(2) Includes subscriptions as a result of an in-kind transfer of securities (see Note 9).

Amounts designated as "--" are either $0 or have been rounded to $0.





  The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding for the Period Ended April 30, (Unaudited)


          Net                                             Dividends
         Asset                 Realized and                  from     Distributions       Total
         Value       Net        Unrealized      Total        Net          from          Dividends
       Beginning  Investment     Gains on        from     Investment    Realized           and
       of Year    Income(1)    Investments    Operations    Income        Gains       Distributions
       ---------  ----------  --------------  ----------  ----------  -------------   -------------
----------------------------------
LSV CONSERVATIVE VALUE EQUITY FUND
----------------------------------
2007*    $10.00     $0.02          $0.37         $0.39        $--          $--              $--

                                                        Ratio       Ratio
         Net                  Net                    of Expenses    of Net
        Asset                Assets        Ratio     to Average   Investment
        Value                 End       of Expenses  Net Assets     Income       Portfolio
         End     Total      of Year     to Average   (Excluding   to Average     Turnover
       of Year  Return+      (000)      Net Assets    Waivers)    Net Assets       Rate
       -------  -------     -------     -----------  -----------  ----------     ---------
----------------------------------
LSV CONSERVATIVE VALUE EQUITY FUND
----------------------------------
2007*   $10.39   3.90%      $16,171         0.39%        0.77%       2.26%         --%

  * Commencement of operations for the LSV Conservative Value Equity Fund was March 30, 2007. All ratios for the period have been annualized.

  + Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total Return would have been lower had the Adviser not waived its fee and reimbursed other operating expenses of the Fund.

(1) Per share calculations were performed using average shares for the period.

 Amounts designated as "--" are either $0 or have been rounded to $0.





  The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2007                                                       (Unaudited)


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the LSV Conservative Value Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

   Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2007, there were no fair valued securities.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

   REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   EXPENSES -- Expenses that are directly related to - the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.






   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS
April 30, 2007                                                       (Unaudited)


3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds and the Administrator are parties to an Administration Agreement (effective April 1, 2006), under which the Administrator provides administrative services at an annual rate of 0.07% of the Fund's first $1 billion of average daily net assets; 0.06% of the Fund's average daily net assets between $1 billion and $1.5 billion; 0.04% of the Fund's average daily net assets between $1.5 billion and $3 billion; and .035% of the Fund's average daily net assets over $3 billion. There is a minimum annual fee of $150,000 for the Fund and $25,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement. DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999, under which the Adviser receives an annual fee equal to 0.38% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.39% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period March 30, 2007 through April 30, 2007, were as follows (000):

PURCHASES
   U.S. Government.....................         $    --
   Other...............................          15,717

SALES
   U.S. Government.....................         $    --
   Other...............................              --

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital as appropriate, in the period that the differences arise.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2007, were as follows (000):

                                                      NET
      FEDERAL      APPRECIATED     DEPRECIATED     UNREALIZED
     TAX COST      SECURITIES      SECURITIES     APPRECIATION
    -----------    ------------    ------------   ------------
     $15,795          $436            $(71)           $365


8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTES TO FINANCIAL STATEMENTS
April 30, 2007                                                       (Unaudited)


9. IN-KIND TRANSFER OF SECURITIES:

During the period ended April 30, 2007, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

 TRANSACTION DATE       SHARES ISSUED         VALUE
 ----------------       -------------     --------------
     03/30/07              928,631          9,286,311

10. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.


                             Beginning       Ending                    Expenses
                              Account       Account     Annualized       Paid
                               Value         Value       Expense        During
                             03/30/07       04/30/07      Ratios       Period*
-------------------------------------------------------------------------------
LSV CONSERVATIVE VALUE EQUITY FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares          $1,000.00     $1,039.00      0.39%         $0.34

HYPOTHETICAL 5% RETURN
Institutional Shares          $1,000.00     $1,022.86      0.39%         $0.34

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 31/365 (to reflect the period from inception to date, 03/30/07-04/30/07).

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE LSV CONSERVATIVE CORE EQUITY FUND AND THE LSV CONSERVATIVE VALUE EQUITY FUND AND RE-APPROVING THE ADVISORY AGREEMENT FOR THE LSV VALUE EQUITY FUND (UNAUDITED)


Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must consider and approve an Advisory Agreement for an initial two year term and must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of each Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approvals. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to approve the Advisory Agreement for the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund for an initial two year term and whether to renew the existing Advisory Agreement for the LSV Value Equity Fund for an additional year.

Prior to this year's meeting held on February 20-21, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative from the Adviser presented an overview of the Adviser and its ownership structure. The Adviser representative then reviewed the composition of the Funds' investment team, noting the planned retirement of a portfolio manager of the LSV Value Equity Fund and certain additions to the Adviser's research staff. The representative then reviewed the Funds' investment strategies and brokerage allocation and trade execution practices. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement and renewal of the existing Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser, the approval of the Advisory Agreement for the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund and the re-approval of the Advisory Agreement for the LSV Value Equity Fund, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the LSV Value Equity Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Fund's performance was consistently favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Fund. Because the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund are

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT FOR THE LSV CONSERVATIVE CORE EQUITY FUND AND THE LSV CONSERVATIVE VALUE EQUITY FUND AND RE-APPROVING THE ADVISORY AGREEMENT FOR THE LSV VALUE EQUITY FUND (UNAUDITED)


new, there was no performance information for the Board to consider with respect to these Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the LSV Value Equity Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund, and concluded that such profit was not excessive. The Trustees also reviewed reports, based on available data, comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Funds were sufficiently comparable to the average advisory fee paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period for the LSV Value Equity Fund, but did not conclude that such economies of scale had been achieved. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund, the Trustees did not make any conclusions regarding the Adviser's profitability for these Funds. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of these Funds grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; (c) agreed to approve the Advisory Agreement for the LSV Conservative Core Equity Fund and the LSV Conservative Value Equity Fund for an initial term of two years; and (d) agreed to renew the Agreement for the LSV Value Equity Fund for another year.

                                      NOTES

                                      NOTES

                                      NOTES

================================================================================


     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSV Conservative Value Equity Fund

     ADVISER:
     LSV Asset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
     Ernst & Young LLP






     The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.




     LSV-SA-004-0100


================================================================================

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.